Real Estate Owned - Summary of Real Estate Owned Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Real Estate By Property [Line Items]
Balance, beginning of year	$ 7,473
Transfers into real estate owned	3,850
Sale of real estate owned	(8,745)
Write down of real estate owned	(75)
Balance, end of year	2,503
Commercial Properties [Member]
Real Estate By Property [Line Items]
Balance, beginning of year	5,382
Transfers into real estate owned	2,477
Sale of real estate owned	(6,628)
Write down of real estate owned	(4)
Balance, end of year	1,227
Residential Properties [Member]
Real Estate By Property [Line Items]
Balance, beginning of year	696
Transfers into real estate owned	1,373
Sale of real estate owned	(722)
Write down of real estate owned	(71)
Balance, end of year	1,276
Bank Properties [Member]
Real Estate By Property [Line Items]
Balance, beginning of year	1,395
Sale of real estate owned	$ (1,395)